Offerings - Offering: 1	Nov. 14, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Shares, no par value
Amount Registered | shares	17,626,570
Proposed Maximum Offering Price per Unit	68.74
Maximum Aggregate Offering Price	$ 1,211,650,421.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 167,328.92
Offering Note	Estimated solely for purposes of calculating the registration fee under Rule 457(a) under the Securities Act on the basis of the average of the high and low selling price of the Registrant's Common Shares on November 10, 2025, as reported on the New York Stock Exchange.